Cover Page	Apr. 24, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001508655
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36364
Entity Tax Identification Number	27-3380000
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TSLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false